Investment in Weibo (Tables)	12 Months Ended
Dec. 31, 2013
Investment in Weibo
Schedule of share ownership of Weibo on an if converted basis

As of December 31, 2013, the share ownership of Weibo on an “if-converted” basis was as follows:

Shareholder Name	Shares Type	Ownership Percentage
SINA	Ordinary shares	77.6%
Alibaba	Preferred shares	16.7%
	Ordinary shares	2.7%
Others	Ordinary shares	3.0%
Total		100.0%